Shareholders' equity	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Shareholders' equity

Note 12. Shareholders’ equity

In accordance with the decision of the Annual General Meeting of shareholders, the net loss of €354.1 million for the financial year ending December 31, 2025, has been appropriated to reserves (accumulated losses). No appropriation to statutory or other reserves has been made.

12.1	Share capital

As of December 31, 2025, the share capital was set at 1,932,369.78 divided into 193,236,978 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.

Share capital variation during the years ended December 31, 2023, 2024, 2025 is set forth in the table below. Values presented in the table are in euros, except for number of shares.

			Premiums
			related to share
Date	Nature of the transactions	Share capital	capital	Number of shares	Nominal value
Balance as of 31 December 2022		421,341	173,885,665	42,134,169	0.01
August 30, 2023	August 2023 Share Issuance	96,186	30,491,082	9,618,638	0.01
August 30, 2023	Transaction costs related to the capital increase	—	(2,510,855)	—	—
December 8, 2023	Vesting of bonus shares	3,630	(3,630)	363,000	0.01
Balance as of 31 December 2023		521,158	201,862,263	52,115,807	0.01
March 25, 2024	AGA 2021 2021-BIS	3,614	(3,614)	361,381	0.01
October 17, 2024	Structured Financing (T1 New Shares and T1 BSAs)	346,005	38,422,366	34,600,507	0.01
December 16, 2024	AGA 2023-2	7,126	(7,126)	712,632	0.01
December 19, 2024	Structured Financing (T1 bis Shares and T1 bis BSAs) financing	78,721	8,885,708	7,872,064	0.01
Balance as of December 31, 2024		956,624	249,159,597	95,662,391	0.01
April 28, 2025	Structured Financing (Exercise of T1 warrants)	10,000	1,340,000	1,000,000	0.01
May 7, 2025	Structured Financing (T2 New Shares)	424,889	127,595,233	42,488,883	0.01
October 9, 2025	Structured Financing (Exercise of T1 warrants)	68,000	9,112,000	6,800,000	0.01
November 5, 2025	Structured Financing (Exercise of T1 and T1bis warrants)	3,210	430,182	321,031	0.01
November 18, 2025	Public offering (American Depositary Shares)	448,052	138,925,018	44,805,193	0.01
December 11, 2025	Structured Financing (Exercise of T1 warrants)	12,517	1,677,310	1,251,724	0.01
December 15, 2025	AGA 2024-1, AGA- 2024-2 and AGA 2024-3	9,078	(9,078)	907,756	0.01
Balance as of December 31, 2025		1,932,370	528,230,262	193,236,978	0.01

The increase during 2025 of the share capital and premium is related to:

●	the exercise of 1,000,000 pre - funded warrants issued in connection with the first tranche of the Structured Financing on April 28, 2025, which resulted in the issuance of 1,000,000 new ordinary shares for gross proceeds of €10,000;
●	the issuance of 42,488,883 T2 New Shares in the T2 Transaction, at €1.35 per share (i.e., gross proceeds of €57.4 million). Given a nominal value per share of €0.01, the increase in share capital is €0.4 million. On the transaction date, given the share price of €3.19, the fair value of the 42,488,883 T2 New Shares was €135.5 million (€3.19 per share). The transaction costs amounted to €7.5 million;
●	the exercise of 6,800,000 pre-funded warrants issued in connection with the first tranche of the Structured Financing on September 1, 2025, which resulted in the issuance of 6,800,000 new ordinary shares for gross proceeds of €68,000;
●	the exercise of T1 and T1bis warrants on November 4, 2025, which resulted in the issuance of 321,031 new ordinary shares, generating gross proceeds of €3,210 corresponding to the nominal value of €0.01 per share. No share premium was recognized in connection with this transaction;
●	the issuance in November 2025 of 44,805,193 ADSs (each representing one ordinary share of the Company) in gross proceeds of approximately $172.5 million (€149.0 million). Given a nominal value per share of €0.01, the increase in share capital was €0.4 million. The transaction costs amounted to €9.6 million;
●	the exercise of 1,251,724 pre-funded warrants issued in connection with the first tranche of the Structured Financing on December 2, 2025, which resulted in the issuance of 1,251,724 new ordinary shares for gross proceeds of €12,517; and
●	the vesting of free shares under the AGA 2024‑1, AGA 2024 - 2 and 2024‑3 plans on December 15, 2025 resulted in the issuance of 907,756 new ordinary shares. This transaction increased share capital by €9,078, with an equivalent negative amount recorded against share premium, reflecting the nominal value of €0.01 per share.
12.2	Liquidity agreement

On January 19, 2018, the Company entered into a liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF. This agreement with Kepler Cheuvreux, as amended in 2019, automatically renewed for 12-month periods unless terminated by either party. Under the terms of the agreement, the investment services provider (‘ISP’) is authorized to buy and sell the Company’s treasury shares without interference from the Company to ensure the liquidity of the shares on the Euronext market.

The liquidity agreement with Kepler Cheuvreux was extended for a new period of 18 months from May 22, 2025.

On December 31, 2025, 2024 and 2023, treasury shares acquired by the Company through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the year of 2025, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

12.3	Share warrants plan

BSA and BSPCE plans

BSA and BSPCE plan characteristics

As of December 31, 2025, one BSPCE plan and 8 BSA plans are outstanding (see below).

Share-based payments correspond to:

-	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.534;
-	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
-	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.18;
-	BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.29;
-	BSA share warrants granted in 2020 to Jérémy Goldberg, a member of PG Healthcare LLC, a service provider of the Company, with a subscription price set at €0.29;
-	BSPCE founder share warrants granted in 2021, to Frédéric Cren and Pierre Broqua, then CEO and then Deputy CEO respectively of the Company;
-	BSA share warrants granted in 2021 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €2.45;
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.20 and an exercise price of €2.51; and
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.31 and an exercise price of €3.91.

No new share warrant plans were established in 2025.

The main characteristics of the BSPCE plan are described in the following table:

	BSPCE 2021
Decision of issuance by the Board of Directors	04/16/2021
Grant date	04/16/2021
Beneficiary	Executive Directors (Frederic Cren and Pierre Broqua)
Number of BSPCE granted	600,000
Expiration date	03/31/2034
Number of shares per BSPCE	1
Subscription price (€)	0
Exercise price (€)	11.74
Performance condition	Partially	(1)
Valuation method used	Monte Carlo
Fair value at grant date (€)	[5.4 – 5.7]	(1)
Expected volatility	64%
Average life (years)	5
Risk-free rate	0.60%
Expected dividends	—

(1)The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

Characteristics of BSA share warrant plans

As of December 31, 2025, eight BSA share warrant plans are outstanding: BSA 2017, BSA 2018, BSA 2019, BSA 2019 bis, BSA 2019 ter, BSA 2021, BSA 2023 and BSA 2023–2.

On May 25, 2023, the Company granted David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, 10,000 BSAs under the new BSA 2023-1 share warrants. The BSAs under this plan have a subscription price set at €0.20 and an exercise price of €2.51.

On December 15, 2023, the Company granted David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, 20,000 BSAs under the new BSA 2023-2 share warrants. The BSAs under this plan have a subscription price set at €0.31 and an exercise price of €3.91.

The main characteristics of BSA plans are described in the following table:

	BSA 2017	BSA 2018-1	BSA 2019	BSA 2019 Bis	BSA 2019 ter	BSA 2021	BSA 2023-1	BSA 2023-2
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3	2.9 years	2.3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034	03/31/2036	03/31/2036
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000	10,000	20,000
Number of shares per BSA	1	1	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45	0.20	0.31
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74	2.51	3.91
Performance condition	No	No	No	No	No	Yes	No	No
Valuation method	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Monte Carlo	Black and Scholes	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)	1.89	2.67
Expected volatility	40%	40%	40%	40%	40%	64%	65%	62%
Average life (years)	6	6	5.5	6	6	5	6.5	6.2
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%	2.96%	2.65%
Expected dividends	—	—	—	—	—	—	—	—

(1)The fair value at grant date is different depending on whether the BSAs are subject to market performance conditions.

Movements in BSPCE share warrants and BSA share warrants (in number of shares issuable upon exercise)

	Decision of
	issuance
	by the		Exercise	Outstanding				Outstanding	Number of
	Board of		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Directors	Grant Date	(in euros)	2025	Issued	Exercised	Lapsed	2025	shares
BSPCE - Plan 2021	04/16/2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants				430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants				346,333	—	—	—	346,333	316,333
Total share warrants				776,333	—	—	—	776,333	746,333

On December 31, 2025, a total of 430,000 BSPCEs (representing, if exercised, 430,000 shares) and 346,333 BSAs (representing, if exercised, 346,333 shares) are outstanding, corresponding to a total of 776,333 shares if exercised, the maximum number of shares to be issued when all related conditions are met.

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	Lapsed	2024	shares
BSPCE - Plan 2013	12/13/2013	0.59	—	—	—	—	—	—
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.2	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

On December 31, 2024, a total of 430,000 BSPCEs (or 430,000 shares) and 346,333 BSAs were outstanding, corresponding to a total of 776,333 shares, the maximum number of shares to be issued when all related conditions are met.

Share based payment expenses related to BSPCEs and BSAs amounted to €30 thousand for the year ended December 31, 2025 compared to €236 thousand for the year ended December 31, 2024. As of December 31, 2023, the related expenses amounted to €827 thousand. These share - based payment expenses were recognized in personnel costs (see Note 20.1. – Personnel costs and headcount).

BSPCE et BSA - Quantités

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE - Plan 2013	12/13/2013	0.59	8,800	—	—	(8,800)	—	—
BSPCE - Plan 2021	04/16/2021	11.74	480,000	—	—	(50,000)	430,000	430,000
TOTAL BSPCE share warrants			488,800	—	—	(58,800)	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	16,000	—	—	(1,667)	14,333	—
BSA 2023	05/25/2023	2.51	—	10,000	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	—	20,000	—	—	20,000	—
TOTAL BSA share warrants			318,000	30,000	—	(1,667)	346,333	302,000
Total share warrants			806,800	30,000	—	(60,467)	776,333	732,000

Over the year ended December 31, 2023, 20,000 BSPCEs 2021 and 1,667 BSAs 2021 were forfeited following the (partial) non-satisfaction of a non-market condition, 30,000 BSPCEs 2021 were forfeited following the (partial) non-satisfaction of a market condition and 8,800 BSPCEs 2013 following the expiration of the plan.

On December 31, 2023, a total of 430,000 BSPCEs (or 430,000 shares) and 346,333 BSAs were outstanding, corresponding to a total of 776,333 shares, the maximum number of shares to be issued when all related conditions are met.

12.4	Bonus share award plans

Free Shares (AGA) plans

AGA plans

As of December 31, 2025, 10 AGA plans are outstanding: AGA 2023-1, AGA 2024-1, AGA 2024-2, AGA 2024-3, AGA 2024-4, AGA 2025-1, AGA 2025-2, AGA 2025-3, AGA 2025-4, AGA 2025-5.

On June 25, 2025 the Board of Directors decided to amend an award granted to Pierre Broqua pursuant the AGA 2024-2 plan, in connection with his decision to retire as Deputy CEO of the Company. This amendment included removing presence and performance conditions while maintaining the original vesting and lock-up schedule, which resulted in a share-based compensation expense of €0.6 million, as of June 30, 2025.

On September 26, 2025, the Board of Directors decided to grant:

●	2,370,500 free shares to employees under the new AGA 2025-2 plan, and
●	38,000 free shares to employees under the new AGA 2025-3 plan.

As part of the settlement agreement between the Company and Frédéric Cren in connection with his departure as CEO of the Company, and subject to shareholder approval, the Board of Directors decided on September 30, 2025 to:

●	grant 6,158,699 free shares to Frédéric Cren, as Chief Executive Officer, under the new AGA 2025-1 plan; and
●	amend grants made to Frédéric Cren pursuant to the AGA 2023-1, AGA 2024-1 and 2025-1 plans.

On November 27, 2025, the decision was approved by the Company’s shareholders at the Combined General Meeting (see Note 1.2 – Significant events of 2025). This amendment partially waived presence and performance conditions of AGA 2023-1, AGA 2024-1 et AGA 2025-1 plans, which resulted in an aggregate share-based compensation expense of €11.1 million as of December 31, 2025.

On December 15, 2025, the Board of Directors decided to grant:

●	68,000 free shares to employees under the new AGA 2025-4 plan; and
●	500,000 free shares to employees under the new AGA 2025-5 plan.

On December 13, 2024, the Board of Directors decided to grant:

●	800,000 free shares to Frédéric Cren, as then CEO, under the new AGA 2024-1 plan,
●	800,000 free shares to Pierre Broqua, as then Deputy CEO of the Company prior to his resignation effective June 30. 2025, under the new AGA 2024-2 plan,
●	1,577,000 free shares to employees under the new AGA 2024-3 plan; and;
●	113,000 free shares to employees under the new AGA 2024-4 plan,

As for plans granted on December 13, 2024, the final terms and conditions of the plans have been shared with the beneficiaries in January 2025. The related share-payment expenses have been therefore deferred to the year starting January 1, 2025.

On May 25, 2023, the Board of Directors decided to grant 300,000 performance units to Frédéric Cren, then Chairman of the Board of Directors and CEO of the Company. The PAGUP is contingently cash settled but the most probable settlement is equity settled. Following the amendment to Article L, 225-197-1 II of the French Commercial Code, Frédéric Cren became eligible for AGAs instead of performance units. Therefore, at the Board of Directors’ meeting of March 25, 2024, it was decided to grant him 300,000 performance shares (AGA 2023-1) in place of his 300,000 performance units.

On May 25, 2023, the Board of Directors decided to grant 300,000 bonus shares awards to Pierre Broqua, as then Deputy CEO of the Company, under the new AGA 2023-1 plan.

On December 15, 2023, the Board of Directors decided to grant 760,000 bonus shares awards to employees under the new AGA 2023-2 plan,

The main characteristics of the AGA plans are described in the table below:

									AGA 2024-1		AGA 2024-2		AGA 2024-3		AGA 2024-4
	AGA 2021		AGA 2021-bis		AGA 2023-1		AGA 2023-2		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	04/16/2021		12/08/2021		05/25/2023		12/15/2023		12/13/2024		12/13/2024		12/13/2024		12/13/2024
Grant date	04/16/2021		12/08/2021		05/25/2023		12/15/2023		01/06/2025		01/06/2025		01/06/2025		01/17/2025
Beneficiary	Employees		Employees		Executive Director (Pierre Broqua & Frédéric Cren)		Employees		Frédéric Cren		Pierre Broqua		Employees		Employees
	3		3		4		1		3		3		3		3
Holding period (year)	—		—		4		1		1		1		1		1
Service condition	Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes
Performance condition	Partially	(1)	Partially	(1)	Yes		No		Yes		Yes		Yes		Yes
Number of AGA granted	466,000		123,000		600,000	(2)	760,000		800,000		800,000		1,577,000		113,000
Number of shares per AGA	1		1		1		1		1		1		1		1
Valuation method used	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)
Fair value per AGA at grant date	[9.8 – 11.3]	(1)	[11.4 – 12.2]	(1)	2.60		3.90		2.30		2.30		2.30		2.30
Expected volatility	64%		64%		N/A		N/A		N/A		N/A		N/A		N/A
Average life (years)	3		2.3		N/A		N/A		N/A		N/A		N/A		N/A
Risk-free rate	0.60%		0.60%		N/A		N/A		N/A		N/A		N/A		N/A
Expected dividends	—		—		—		—		—		—		—		—
Stock price reference	N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Non-transferable discount	N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A

	AGA 2025-1		AGA 2025-1	AGA 2025-2	AGA 2025-3	AGA 2025-4	AGA 2025-5
	(Tr1 - Tr2 - Tr3)		(Tr4)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	09/30/2025		09/30/2025	09/26/2025	09/26/2025	12/15/2025	12/15/2025
Grant date	09/30/2025		09/30/2025	09/26/2025	09/26/2025	12/15/2025	12/15/2025
Beneficiary	Frédéric Cren		Frédéric Cren	Employees	Employees	Employees	Employees
	[1 – 3]		[1 – 3]	3	3	3	3
Holding period (year)	[0 – 1]		[0 – 1]	—	—	—	—
Service condition	Yes		Yes	Yes	Yes	Yes	Yes
Performance condition	Partially	(1)	Yes	No	No	No	No
Number of AGA granted	3,065,366		3,093,333	2,370,500	38,000	68,000	500,000
Number of shares per AGA	1		1	1	1	1	1
Valuation method used	Share price		Dual (1)	Share price	Share price	Share price	Share price
Fair value per AGA at grant date	[3.67 – 4.92]		[3.61 – 4.76]	4.95	4.95	3.79	3.79
Expected volatility	N/A		54.9%	N/A	N/A	N/A	N/A
Average life (years)	N/A		1.5	N/A	N/A	N/A	N/A
Risk-free rate	N/A		2.0%	N/A	N/A	N/A	N/A
Expected dividends	—		—	—	—	—	—
Stock price reference	N/A		N/A	N/A	N/A	N/A	N/A
Non-transferable discount	N/A		N/A	N/A	N/A	N/A	N/A
(1)	AGA 2025-1 plan is partially composed of AGAs subject to market performance condition (Tranche 2, Tranche 3 and Tranche 4). AGAs 2025-1 (Tranche 1), AGAs 2025-2 and AGAs 2025-3 are not subject to market performance condition. Accordingly, AGAs not subject to market performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to market performance conditions are valued using the Monte Carlo approach. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.
(2)

At the Board of Directors’ meeting held on March 25, 2024, it was decided to grant Frédéric Cren 300,000 performance shares (AGA 2023 - 1) in place of his 300,000 performance units (PAGUP 2023) (see note 12.5 - Performance units plans).

Movements in AGA (in number of shares issuable upon exercise)

	Decision of
	issuance
	by the		Fair value	Outstanding				Outstanding
	Board of		at grant date	at Jan 1,			Forfeited /	at December 31,
Type	Directors	Grant Date	(in euros)	2025	Granted	Vested	Lapsed	2025
AGA 2023-1	05/25/2023	05/25/2023	2.60	525,000	—	—	(139,294)	385,706
AGA 2024-1 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	800,000	(266,667)	(256,483)	276,850
AGA 2024-2 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	800,000	(145,388)	(541,433)	113,179
AGA 2024-3 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	—	1,577,000	(495,701)	(106,256)	975,043
AGA 2024-4 (Tr1 - Tr2 - Tr3)	12/13/2024	01/17/2025	2.30	—	113,000	—	—	113,000
AGA 2025-1 (Tr1 - Tr2 - Tr3)	09/30/2025	09/30/2025	3.67 - 4.92	—	3,065,366	—	(1,476,703)	1,588,663
AGA 2025-1 (Tr4)	09/30/2025	09/30/2025	3.61 - 4.76	—	3,093,333	—	(2,463,263)	630,070
AGA 2025-2	09/26/2025	09/26/2025	4.95	—	2,370,500	—	(72,500)	2,298,000
AGA 2025-3	09/26/2025	09/26/2025	4.95	—	38,000	—	(38,000)	—
AGA 2025-4	12/15/2025	12/15/2025	3.79	—	68,000	—	—	68,000
AGA 2025-5	12/15/2025	12/15/2025	3.79	—	500,000	—	—	500,000
TOTAL free shares				525,000	12,425,199	(907,756)	(5,093,932)	6,948,511

On December 31, 2025, a total of 6,948,511 AGA were outstanding.

During the year 2025:

●	907,756 AGA related to 1st tranches of AGA 2024-1, AGA 2024-2 and AGA 2024-3 were vested by the beneficiaries, and
●	5,093,932 AGA were forfeited, mainly due to Pierre Broqua’s resignation as Deputy CEO effective as of June 30, 2025 and Frédéric Cren’s resignation as CEO effective as of September 30, 2025 (see Note 1.2 – Significant events of 2025).

Share-based compensation expense with respect to AGAs and BSAs totaled €15.9 million for the year ended December 31, 2025, compared to €3.3 million for the year ended December 31, 2024. These expenses are recognized in personnel costs (see Note 20.1 – Personnel costs and headcount). An additional €1.3 million share-based compensation expense with respect to AGAs is recorded in Other operating income and expenses, following the removal of the presence and performance conditions agreed as part of the Strategic Pipeline Prioritization Plan (see Note 1.2 – Significant events of 2025 and Note 21 – Other operating income and expenses).

		Fair value					Outstanding
		at grant	Outstanding				at
		date	at Jan 1,			Forfeited /	December 31,
Type	Grant Date	(in euros)	2024	Granted	Vested	Lapsed	2024
AGA - Plan 2021 - 1	04/16/2021	11.30	297,599	—	(296,166)	(1,433)	—
AGA - Plan 2021 - bis	12/08/2021	12.20	65,215	—	(65,215)	—	—
AGA 2023-1	05/25/2023	2.60	300,000	300,000	—	(75,000)	525,000
AGA 2023-2	12/15/2023	3.90	748,000	—	(712,632)	(35,368)	—
TOTAL free shares			1,410,814	300,000	(1,074,013)	(111,801)	525,000

During 2024, the change in AGA bonus shares over the period were broken down as follows:

-	Bonus share award plan AGA 2023-1 granted 300,000 additional shares to Frédéric Cren in place of his 300,000 PAGUP 2023(see Note 12.5. - Performance units plans);
-	Decrease of 75,000 AGA 2023-1 which were forfeited following the (partial) non-satisfaction of a non-market performance condition;
-	Cancellation of 1,433 AGA 2021-1 and 35,368 AGA 2023 following an employee departure;
-	The definitive vesting of 296,166 AGA 2021-1, 65,215 AGA 2021 – bis, and 712,632 AGA 2023-2.

On December 31, 2024, a total of 525,000 AGA bonus shares were outstanding.

Share-based compensation expense with respect to bonus shares award plans totaled €3,293 thousand for the year ended December 31, 2024, compared to €3,020 thousand for the year ended December 31, 2023 (see Note 20.1. – Personnel costs and headcount).

		Fair value					Outstanding
		at grant	Outstanding				at
		date	at Jan 1,			Forfeited /	December 31,
Type	Grant Date	(in euros)	2023	Granted	Vested	Lapsed	2023
AGA - Plan 2021 - 1	04/16/2021	11.30	340,800	—	—	(43,201)	297,599
AGA - Plan 2021 - bis	12/08/2021	12.20	76,800	—	—	(11,585)	65,215
AGA 2022	12/08/2022	4.18	373,000	—	(363,000)	(10,000)	—
AGA 2023-1	05/25/2023	2.60	—	300,000	—	—	300,000
AGA 2023-2	12/15/2023	3.90	—	760,000	—	(12,000)	748,000
TOTAL free shares			790,600	1,060,000	(363,000)	(76,786)	1,410,814

During 2023, the change in AGA bonus shares over the period were broken down as follows:

-	New bonus share award plan AGA 2023-1 granted 300,000 shares.
-	New bonus share award plan AGA 2023-2 granted 760,000 shares.

The decrease in AGA bonus shares over 2023 was due to:

-	13,719 AGA 2021-1 and 3,035 AGA 2021-bis plans which were forfeited following the (partial) non-satisfaction of a non-market performance condition.
-	20,550 AGA 2021-1 and 4,550 AGA 2021-bis which were forfeited following the (partial) non-satisfaction of a market performance condition.
-	Cancellation of 8,932 AGA 2021-1, 4,000 AGA 2021-bis, 10,000 AGA 2022 and 12,000 AGA 2023-2 following an employee departure.
-	The definitive vesting of 363,000 AGA 2022.

On December 31, 2023, a total of 1,410,814 AGA bonus shares were outstanding.

12.5Performance units plans

At its meeting of March 25, 2024, the Board of Directors decided to cancel the 300,000 performance units and replace them with a grant of 300,000 performance shares (AGA 2023-1). Therefore, as of December 31, 2024, all performance units PAGUP 2023 were forfeited. (see Note 12.4. – Bonus share award plan).

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Convert	at December 31,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	AGA	2024	shares
PAGUP 2023	05/25/2023	2.60	300,000	—	—	(300,000)	—	—
TOTAL PAGUP			300,000	—	—	(300,000)	—	—

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	/ Lapsed	2023	shares
PAGUP 2023	05/25/2023	2.60	—	300,000	—	—	300,000	—
TOTAL PAGUP			—	300,000	—	—	300,000	—

The main characteristics of the PAGUP 2023 were:

●	Decision of issuance by the Board of Directors and grant date: May 25, 2023
●	Beneficiary: Frédéric Cren, as then CEO of the Company and co-founder,
●	Vesting and holding period (year): 4
●	Service condition: Yes
●	Market Performance condition: No
●	Number of performance unit granted: 300,000
●	Number of shares per performance unit: 1
●	Valuation method used: PAGUPs 2023 are valued on the basis of the share price less future dividends, discounted at the risk-free rate,
●	Fair value per PAGUP 2023 at grant date: €2.60

The purpose of this plan was to provide Frédéric Cren, then CEO of the Company, with a long-term incentive scheme under economically comparable conditions to those granted to Pierre Broqua, then Deputy CEO of the Company, under the AGA 2023-1 plan. As of May 25, 2023, Frédéric Cren was not eligible for a free allotment of Company shares under Article L. 225-197-1 II of the French Commercial Code, as he was holding more than 10% of the Company’s share capital. However, if during the one-year period starting May 25, 2023, Frédéric Cren become eligible for a free allotment of shares on this basis, the Board of Directors would undertake to allot to Frédéric Cren, in exchange for the performance units, an equivalent number of bonus shares governed by the AGA 2023-1 plan. Following the amendment to Article L, 225-197 II of the French Commercial Code, Frédéric Cren became eligible for AGAs, as only shares held directly by an employee or corporate officer for less than seven years were now included in the 10% threshold. On March 25, 2024, the Board of Directors therefore decided to cancel the 300,000 PAGUP 2023 and to replace them with a grant of 300,000 performance shares under the AGA 2023-1 plan.

Share-based compensation expense with respect to PAGUP 2023 totaled €50 thousand for December 31, 2024 compared to €122 thousand for December 31, 2023. They are recognized in personnel costs (see Note 20.1. – Personnel costs and headcount).

12.6Stock Options plans (SO)

On December 20, 2024, the Board of Directors decided to grant 12,898,116 stock options to Mark Pruzanski, Chairman of the Board of Directors of the Company, through the new plan “SO 2024-1”.

On December 20, 2024, the Board of Directors decided to grant 301,000 stock options to non-French employees through the new plan “SO 2024-2”.

On October 10, 2025, the Board of Directors decided to grant 1,865,750 stock options to French employees through the new plan “SO 2025-1”.

On December 2, 2025, the Board of Directors decided to grant 6,000,000 stock options to Andrew Obenshain, Chief Executive Officer of the Company, through the new plan “SO 2025-2”.

On December 15, 2025, the Board of Directors decided to grant 1,145,500 stock options to employees through the new plan “SO 2025-3”. For this plan SO 2025-3, the final terms and conditions of the plans have been shared with the beneficiaries in January 2026. In accordance with IFRS Accounting Standards, the related share-payment expenses will be accounted for in the financial statements for the year ending December 31, 2026.

	SO 2024-1	SO 2024-2	SO 2025-1	SO 2025-2	SO 2025-3
Decision of issuance by the Board of Directors	12/20/2024	12/20/2024	10/10/2025	12/02/2025	12/15/2025
Grant date	01/23/2025	01/23/2025	10/10/2025	12/04/2025	01/26/2026
Beneficiary	Mark Pruzanski	Employees	Employees	Andrew Obenshain	Employees
Vesting period (year)	3	3	3	3	3
Holding period (year)	1	1	1	1	1
Service condition	Yes	Yes	Yes	Yes	Yes
Performance condition	Yes	No	No	No	No
Number of SO granted	12,898,116	301,000	1,865,750	6,000,000	1,145,500
Number of shares per SO	1	1	1	1	1
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Fair value per SO at grant date	1.1	1.1	1.77	1.78	N.D
Expected volatility	58.2%	58.2%	54.6%	56.2%	N/A
Average life (years)	3	3	3	3	N/A
Risk-free rate	2.6%	2.6%	2.6%	2.6%	N/A
Expected dividends	—	—	—	—	—
Stock price reference	€ 2.19	€ 2.19	€ 3.99	€ 3.53	N/A
Non-transferable discount	N/A	N/A	N/A	N/A	N/A

As of December 31, 2025, five stock options plans were outstanding: SO 2024-1, SO 2024-2, SO 2025-1, SO 2025-2, and SO 2025-3.

	Decision of
	issuance		Fair value	Outstanding
	by the Board of		at grant	at Jan 1,			Forfeited	Outstanding at
Type	Directors	Grant Date	date (in euros)	2025	Issued	Exercised	/ Lapsed	December 31, 2025
SO 2024-1	12/20/2024	01/23/2025	1.10	—	12,898,116	—	—	12,898,116
SO 2024-2	12/20/2024	01/23/2025	1.10	—	301,000	—	(88,000)	213,000
SO 2025-1	10/10/2025	10/10/2025	1.77	—	1,865,750	—	—	1,865,750
SO 2025-2	12/02/2025	12/04/2025	1.78	—	6,000,000	—	—	6,000,000
SO 2025-3	12/15/2025	01/26/2026	N.D.	—	1,145,500	—	—	1,145,500
TOTAL Stock options				—	22,210,366	—	(88,000)	22,122,366

On December 31, 2025, a total of 22,122,366 stock options were outstanding.

The stock option unit value is estimated at €1.10 for SO-2024-1 and SO-2024-2, €1.77 for SO-2025-1, €1.78 for SO-2025-2. The implied stock options fair values are estimated at €14.2 million for SO-2024-1, €0.2 million for SO-2024-2, €3.3 million for SO-2025-1, €10.7 million for SO-2025-2.

For the year 2025, share-based compensation expense with respect to stock options totaled €9.5 million.